Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Deferred Tax Assets and Deferred Tax Liabilities

Composition	12/31/2023	12/31/2022
Deferred tax assets
Loans and other financin g and debt securitie s	25,984,554	11,732,977
Provisions and employee benefits	5,682,945	4,819,092
Allowances for contingencies	1,710,376	2,790,085
Leases	1,816,255	1,038,052
Investments in other companies	622,731	194,596
Other	5,259,223	2,278,370

Total deferred tax assets	41,076,084	22,853,172

Composition (contd.)	12/31/2023	12/31/2022
Deferred tax liabilities
Property, plant and equipment and other non-financial assets	41,254,233	34,560,134
Intangible assets	22,936,686	18,880,518
Tax effects on forward sales	15,669,095	9,632,038
Other	5,636,416	454,475

Total deferred tax liabilities	85,496,430	63,527,165

Net deferred tax liabilities	44,420,346	40,673,993

Schedule of Changes in Net Deferred Tax Liabilities

Composition	12/31/2023	12/31/2022
Net deferred tax liabilities at beginning of the fiscal year	40,673,993	37,605,799
Net deferred tax assets from Banco BMA SAU and its subsidiaries at the acquisition date	(145,235)
Loss for deferred taxes recognized in the statement of income	3,891,588	3,068,194

Net deferred tax liabilities at fiscal year end	44,420,346	40,673,993

Schedule of Income Tax Expense in the Consolidated Financial Statements
The main items of income tax expense in the consolidated Financial Statements are as follows:

Composition	12/31/2023	12/31/2022	12/31/2021
Current income tax expense	278,429,479	54,136,973	37,206,104
Loss for deferred taxes	3,891,588	3,068,196	(30,011,625)

Income tax loss recorded in the statement of income	282,321,067	57,205,169	7,194,479
Income tax loss / (profit) recorded in other comprehensive income	16,761,914	(7,621,167)	7,335,665

Total	299,082,981	49,584,002	14,530,144

Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount
The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

Composition	12/31/2023	12/31/2022	12/31/2021
Income carrying amount before income tax	869,996,208	184,177,495	145,943,999
Applicable income tax rate	35%	35%	35%

Income tax on income carrying amount	304,498,673	64,462,123	51,080,400

Net permanent differences and other tax effects including the fiscal inflation adjustment	(22,177,606)	(7,256,954)	(43,885,921)

Total income tax	282,321,067	57,205,169	7,194,479